Summary of Significant Accounting Policies - Goodwill and Other Indefinite-Lived Intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Goodwill and Other Indefinite-Lived Intangibles
Goodwill impairment charges	$ 0	$ 991	$ 0